Income Tax - Schedule of Statutory Rates to the Group's Effective Tax Rate (Details) - Foreign Tax Jurisdiction [Member]		12 Months Ended
		Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)		Nov. 30, 2022 HKD ($)
Schedule of Statutory Rates to the Group's Effective Tax Rate [Line Items]
Current tax – Hong Kong profits tax Provision for the year, Amount		$ (1,101,052)	$ (141,514)	$ 4,599,604		$ 3,991,440
Income tax expense at the statutory rate, Amount		$ 181,674	$ 23,350	$ (758,935)		$ (658,589)
Income tax expense at the statutory rate, Percent		16.50%	16.50%	16.50%		16.50%
Effect of preferential tax rate, Amount		$ 165,000	$ 21,207	$ 164,853		$ 165,007
Effect of preferential tax rate, Percent		15.00%	15.00%	(3.60%)		(4.10%)
Effect of expenses not deductible for tax, Amount		$ (1,060)	$ (136)	$ (28,302)		$ (67,937)
Effect of expenses not deductible for tax, Percent		(0.10%)	(0.10%)	0.60%		1.70%
Effect of Permanent difference, Amount	[1]	$ 330,439	$ 42,470	$ 91,759		$ 49,090
Effect of Permanent difference, Percent		30.00%	30.00%	(2.00%)	[1]	(1.30%)	[1]
Income tax expense (benefits), Amount		$ 676,053	$ 86,891	$ (530,625)		$ (512,429)
Income tax expense (benefits), Percent		61.40%	61.40%	11.50%		12.80%

[1]	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.